Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 7,230,751	$ 5,377,195
Inventory reserve	288,014	233,069
Allowance for credit losses	189,473	282,295
Valuation allowance on net operating loss	(7,230,751)	(5,377,195)
Total	$ 477,487	$ 515,364